Financial Risk Factors (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Financial Risk Factors

	Carrying amount	Contractual cash flows	Within 1 year	1-2 years	2-5 years	5+ years
Accounts payable and accrued liabilities	$556,795	$556,795	$556,795	$-	$-	$-
Government grant	25,986	32,098	-	32,098	-	-
	$582,781	$588,893	$556,795	$32,098	$-	$-